Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Credit Quality and the Maximum Exposure to Credit Risk based on the Bank's Internal Credit Rating System and Year-end Stage Classification (Detail) - Consumer [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 173,435,436	$ 238,176,987
Gross carrying amount, ending balance	193,056,864	173,435,436
Expected credit loss allowance, beginning balance	4,705,591	6,526,001
Expected credit loss allowance related to sundry debtors, ending balance	7,865,330	4,705,591
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	129,623,528	113,634,745
Expected credit loss allowance	6,166,843	3,354,324
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(56,462,468)	(92,671,553)
Expected credit loss allowance	(540,367)	(1,991,548)
Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,698,360)	(3,458,613)
Expected credit loss allowance	(760,077)	(1,260,472)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(51,841,272)	(82,246,130)
Expected credit loss allowance	(1,706,660)	(1,922,714)
Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	152,543,931	190,999,547
Gross carrying amount, ending balance	180,456,655	152,543,931
Expected credit loss allowance, beginning balance	1,561,990	1,621,844
Expected credit loss allowance related to sundry debtors, ending balance	4,631,018	1,561,990
Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	122,636,191	103,467,653
Expected credit loss allowance	4,381,186	2,472,513
Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(48,194,960)	(71,378,819)
Expected credit loss allowance	362,221	19,972
Stage 1 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	8,634,947	14,992,526
Expected credit loss allowance	766,661	733,257
Stage 1 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(4,575,337)	(8,171,761)
Expected credit loss allowance	(75,871)	(115,770)
Stage 1 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,104,828)	(4,033,895)
Expected credit loss allowance	(708,400)	(1,912,100)
Stage 1 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(35,643)	(323,899)
Expected credit loss allowance	(1,676)	(9,225)
Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(49,447,646)	(73,007,421)
Expected credit loss allowance	(1,655,093)	(1,248,501)
Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	17,511,125	42,324,135
Gross carrying amount, ending balance	11,133,013	17,511,125
Expected credit loss allowance, beginning balance	1,480,048	2,602,099
Expected credit loss allowance related to sundry debtors, ending balance	2,358,826	1,480,048
Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	6,987,337	10,167,092
Expected credit loss allowance	1,785,657	881,811
Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(7,286,602)	(19,642,849)
Expected credit loss allowance	(364,035)	(1,093,709)
Stage 2 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(8,338,341)	(14,771,361)
Expected credit loss allowance	(621,987)	(636,265)
Stage 2 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	4,830,837	8,759,526
Expected credit loss allowance	188,316	330,095
Stage 2 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(309,271)	(951,529)
Expected credit loss allowance	(48,396)	(100,707)
Stage 2 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(284,523)	(936,075)
Expected credit loss allowance	(56,306)	(144,692)
Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,977,549)	(7,437,814)
Expected credit loss allowance	(4,471)	(358,584)
Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	3,380,380	4,853,305
Gross carrying amount, ending balance	1,467,196	3,380,380
Expected credit loss allowance, beginning balance	1,663,553	2,302,058
Expected credit loss allowance related to sundry debtors, ending balance	875,486	1,663,553
Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(980,906)	(1,649,885)
Expected credit loss allowance	(538,553)	(917,811)
Stage 3 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(296,606)	(221,165)
Expected credit loss allowance	(144,674)	(96,992)
Stage 3 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(255,500)	(587,765)
Expected credit loss allowance	(112,445)	(214,325)
Stage 3 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,414,099	4,985,424
Expected credit loss allowance	756,796	2,012,807
Stage 3 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,378,194)	(2,198,639)
Expected credit loss allowance	(702,095)	(1,106,555)
Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(416,077)	(1,800,895)
Expected credit loss allowance	$ (47,096)	$ (315,629)